Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

28.          Subsequent events

Acquisition of Hupu

On January 27, 2025, the Group entered into a share purchase agreement to acquire 100% equity interest of Shanghai Kuanghui Internet Technology Co., Ltd. (“Kuanghui”), which operates Hupu, a sports media and data platform in the PRC, for a total consideration of RMB500 million, subject to certain working capital adjustments. The acquisition is expected to be completed in the first half of 2025 and will be accounted for as a business combination.